UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity Funds 93.6%
DWS Blue Chip Fund "Institutional"	468	8,481
DWS Capital Growth Fund "Institutional"	850	48,290
DWS Commodity Securities Fund "Institutional"	1,590	29,093
DWS Communications Fund "Institutional"	1,115	22,650
DWS Disciplined Long/Short Value Fund "Institutional"	9,611	90,243
DWS Dreman Concentrated Value Fund "Institutional"	627	6,510
DWS Dreman High Return Equity Fund "Institutional"	768	32,499
DWS Dreman Mid Cap Value Fund "Institutional"	3,661	42,362
DWS Dreman Small Cap Value Fund "Institutional"	947	33,478
DWS Emerging Markets Equity Fund "Institutional"	1,273	30,201
DWS Equity 500 Index Portfolio "Institutional"	4,834	768,232
DWS Equity Partners Fund "Institutional"	3,796	91,191
DWS Europe Equity Fund "Institutional"	5,043	172,924

DWS Global Opportunities Fund "S"	1,023	42,923
DWS Global Thematic Fund "S"	1,401	39,395
DWS Gold & Precious Metals Fund "Institutional"	1,309	30,019
DWS Growth & Income Fund "Institutional"	8,225	143,452
DWS Health Care Fund "Institutional"	2,276	57,047
DWS International Fund "Institutional"	1,521	104,629
DWS International Select Equity Fund "Institutional"	10,115	105,702
DWS International Value Opportunities Fund "Institutional"	2,540	32,590
DWS Japan Equity Fund "S"	1,560	19,091
DWS Large Cap Value Fund "Institutional"	13,116	276,737
DWS Large Company Growth Fund "Institutional"	4,319	132,508
DWS Micro Cap Fund "Institutional"	265	4,327
DWS Mid Cap Growth Fund "Institutional"	126	2,011
DWS RREEF Global Real Estate Securities Fund "Institutional"	2,973	30,083
DWS RREEF Real Estate Securities Fund "Institutional"	1,083	22,064
DWS Small Cap Core Fund "S"	10,575	190,562
DWS Small Cap Growth Fund "Institutional"	1,941	44,676
DWS Small Cap Value Fund "S"	3,706	63,749
DWS Technology Fund "Institutional"	7,195	93,676

Total Equity Funds (Cost $2,844,984)		2,811,395
Fixed Income – Bond Funds 4.4%
DWS Core Fixed Income Fund "Institutional"	11,765	121,771
DWS Floating Rate Plus Fund "Institutional"	1,003	9,165

Total Fixed Income – Bond Funds (Cost $133,290)		130,936
Fixed Income – Money Market Fund 1.3%
Cash Management QP Trust (Cost $39,863)	39,863	39,863
Exchange Traded Fund 0.9%
iShares MSCI Canada Index Fund (Cost $24,925)	770	26,958
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,043,062) †	100.2	3,009,152
Other Assets and Liabilities, Net	(0.2)	(4,616)

Net Assets	100.0	3,004,536

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $3,043,062. At May 31, 2008, net unrealized depreciation for all securities based on tax cost was $33,910. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,338 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $69,248.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008